ALPHAMARK INVESTMENT TRUST

FILED VIA EDGAR

September 10, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AlphaMark Investment Trust
File Nos. 333-152045; 811-22213

Ladies and Gentlemen:

On behalf of the AlphaMark Investment Trust (the “Registrant”), attached for filing, under the Securities Act of 1933 as amended, are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as supplemented and filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on September 3, 2020. The Prospectus is incorporated by reference into this Rule 497 filing.

Please direct any comments or questions to Cassandra Borchers at 513-352-6632.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

CWB